FT Cboe Vest International Equity Buffer ETF - March (YMAR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
789,997	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$789,997
	(Cost $789,997)
	Total Investments — 1.1%	789,997
	(Cost $789,997)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 97.6%
10,576	iShares MSCI EAFE ETF	$74,740,592	$0.67	03/15/24	71,990,832
	(Cost $71,292,779)
	Put Options Purchased — 3.6%
10,576	iShares MSCI EAFE ETF	74,740,592	67.18	03/15/24	2,654,576
	(Cost $3,850,572)
	Total Purchased Options				74,645,408
	(Cost $75,143,351)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (0.4)%
(10,576)	iShares MSCI EAFE ETF	(74,740,592)	83.83	03/15/24	(296,128)
	(Premiums received $643,331)
	Put Options Written — (1.9)%
(10,576)	iShares MSCI EAFE ETF	(74,740,592)	60.46	03/15/24	(1,406,608)
	(Premiums received $2,132,228)
	Total Written Options				(1,702,736)
	(Premiums received $2,775,559)
	Net Other Assets and Liabilities — (0.0)%				(20,421)
	Net Assets — 100.0%				$73,712,248

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$789,997	$789,997	$—	$—
Purchased Options	74,645,408	—	74,645,408	—
Total	$75,435,405	$789,997	$74,645,408	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,702,736)	$—	$(1,702,736)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,158,534	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,158,534
	(Cost $2,158,534)
	Total Investments — 1.0%	2,158,534
	(Cost $2,158,534)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 104.0%
6,858	Invesco QQQ TrustSM, Series 1	$238,651,542	$3.05	03/15/24	235,256,832
	(Cost $213,185,518)
	Put Options Purchased — 3.4%
6,858	Invesco QQQ TrustSM, Series 1	238,651,542	305.36	03/15/24	7,660,386
	(Cost $14,203,646)
	Total Purchased Options				242,917,218
	(Cost $227,389,164)
WRITTEN OPTIONS — (8.3)%
	Call Options Written — (6.3)%
(6,858)	Invesco QQQ TrustSM, Series 1	(238,651,542)	373.00	03/15/24	(14,250,924)
	(Premiums received $6,835,578)
	Put Options Written — (2.0)%
(6,858)	Invesco QQQ TrustSM, Series 1	(238,651,542)	274.82	03/15/24	(4,485,132)
	(Premiums received $8,703,609)
	Total Written Options				(18,736,056)
	(Premiums received $15,539,187)
	Net Other Assets and Liabilities — (0.1)%				(115,940)
	Net Assets — 100.0%				$226,223,756

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,158,534	$2,158,534	$—	$—
Purchased Options	242,917,218	—	242,917,218	—
Total	$245,075,752	$2,158,534	$242,917,218	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,736,056)	$—	$(18,736,056)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
14,942	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$14,942
	(Cost $14,942)
	Total Investments — 0.0%	14,942
	(Cost $14,942)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 117.3%
	Call Options Purchased — 113.9%
7,239	SPDR® S&P 500® ETF Trust	$302,481,615	$3.91	03/15/24	296,185,216
7,239	SPDR® S&P 500® ETF Trust	302,481,615	390.00	03/15/24	38,002,215
	Total Call Options Purchased				334,187,431
	(Cost $320,867,418)
	Put Options Purchased — 3.4%
7,239	SPDR® S&P 500® ETF Trust	302,481,615	390.00	03/15/24	10,037,508
	(Cost $14,930,978)
	Total Purchased Options				344,224,939
	(Cost $335,798,396)
WRITTEN OPTIONS — (18.3)%
	Call Options Written — (16.8)%
(14,478)	SPDR® S&P 500® ETF Trust	(604,963,230)	415.35	03/15/24	(49,269,643)
	(Premiums received $44,614,647)
	Put Options Written — (1.5)%
(7,239)	SPDR® S&P 500® ETF Trust	(302,481,615)	331.50	03/15/24	(4,354,882)
	(Premiums received $6,494,605)
	Total Written Options				(53,624,525)
	(Premiums received $51,109,252)
	Net Other Assets and Liabilities — 1.0%				2,824,710
	Net Assets — 100.0%				$293,440,066

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$14,942	$14,942	$—	$—
Purchased Options	344,224,939	—	344,224,939	—
Total	$344,239,881	$14,942	$344,224,939	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(53,624,525)	$—	$(53,624,525)	$—

FT Cboe Vest International Equity Buffer ETF - June (YJUN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
306,702	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$306,702
	(Cost $306,702)
	Total Investments — 0.5%	306,702
	(Cost $306,702)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 99.6%
9,654	iShares MSCI EAFE ETF	$68,224,818	$0.61	06/16/23	66,376,694
	(Cost $59,969,740)
	Put Options Purchased — 0.1%
9,654	iShares MSCI EAFE ETF	68,224,818	61.48	06/16/23	53,458
	(Cost $4,171,548)
	Total Purchased Options				66,430,152
	(Cost $64,141,288)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(9,654)	iShares MSCI EAFE ETF	(68,224,818)	76.36	06/16/23	(14,005)
	(Premiums received $447,002)
	Put Options Written — (0.1)%
(9,654)	iShares MSCI EAFE ETF	(68,224,818)	55.33	06/16/23	(15,332)
	(Premiums received $1,849,556)
	Total Written Options				(29,337)
	(Premiums received $2,296,558)
	Net Other Assets and Liabilities — (0.1)%				(51,639)
	Net Assets — 100.0%				$66,655,878

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$306,702	$306,702	$—	$—
Purchased Options	66,430,152	—	66,430,152	—
Total	$66,736,854	$306,702	$66,430,152	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,337)	$—	$(29,337)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
265,245	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$265,245
	(Cost $265,245)
	Total Investments — 0.3%	265,245
	(Cost $265,245)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 102.4%
2,650	Invesco QQQ TrustSM, Series 1	$92,217,350	$2.76	06/16/23	91,403,513
	(Cost $75,276,731)
	Put Options Purchased — 0.0%
2,650	Invesco QQQ TrustSM, Series 1	92,217,350	274.70	06/16/23	4,051
	(Cost $6,564,857)
	Total Purchased Options				91,407,564
	(Cost $81,841,588)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (2.6)%
(2,650)	Invesco QQQ TrustSM, Series 1	(92,217,350)	343.92	06/16/23	(2,356,309)
	(Premiums received $2,286,014)
	Put Options Written — (0.0)%
(2,650)	Invesco QQQ TrustSM, Series 1	(92,217,350)	247.23	06/16/23	(451)
	(Premiums received $3,809,224)
	Total Written Options				(2,356,760)
	(Premiums received $6,095,238)
	Net Other Assets and Liabilities — (0.1)%				(62,095)
	Net Assets — 100.0%				$89,253,954

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$265,245	$265,245	$—	$—
Purchased Options	91,407,564	—	91,407,564	—
Total	$91,672,809	$265,245	$91,407,564	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,356,760)	$—	$(2,356,760)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,172,277	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$1,172,277
	(Cost $1,172,277)
	Total Investments — 1.0%	1,172,277
	(Cost $1,172,277)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.7%
	Call Options Purchased — 111.6%
2,905	SPDR® S&P 500® ETF Trust	$121,385,425	$3.67	06/16/23	119,630,764
2,905	SPDR® S&P 500® ETF Trust	121,385,425	365.87	06/16/23	14,804,463
	Total Call Options Purchased				134,435,227
	(Cost $124,008,235)
	Put Options Purchased — 0.1%
2,905	SPDR® S&P 500® ETF Trust	121,385,425	365.87	06/16/23	96,363
	(Cost $8,138,731)
	Total Purchased Options				134,531,590
	(Cost $132,146,966)
WRITTEN OPTIONS — (11.9)%
	Call Options Written — (11.9)%
(5,810)	SPDR® S&P 500® ETF Trust	(242,770,850)	392.93	06/16/23	(14,327,910)
	(Premiums received $15,549,339)
	Put Options Written — (0.0)%
(2,905)	SPDR® S&P 500® ETF Trust	(121,385,425)	310.98	06/16/23	(29,486)
	(Premiums received $3,032,717)
	Total Written Options				(14,357,396)
	(Premiums received $18,582,056)
	Net Other Assets and Liabilities — (0.8)%				(916,746)
	Net Assets — 100.0%				$120,429,725

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,172,277	$1,172,277	$—	$—
Purchased Options	134,531,590	—	134,531,590	—
Total	$135,703,867	$1,172,277	$134,531,590	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,357,396)	$—	$(14,357,396)	$—

FT Cboe Vest International Equity Buffer ETF - September (YSEP)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
186,330	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$186,330
68	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (a)	68
	Total Money Market Funds	186,398
	(Cost $186,398)
	Total Investments — 0.6%	186,398
	(Cost $186,398)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.2%
	Call Options Purchased — 99.6%
4,179	iShares MSCI EAFE ETF	$29,532,993	$0.60	09/15/23	28,792,648
	(Cost $24,509,681)
	Put Options Purchased — 0.6%
4,179	iShares MSCI EAFE ETF	29,532,993	60.40	09/15/23	177,231
	(Cost $2,209,702)
	Total Purchased Options				28,969,879
	(Cost $26,719,383)
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.4)%
(4,179)	iShares MSCI EAFE ETF	(29,532,993)	75.50	09/15/23	(130,506)
	(Premiums received $204,212)
	Put Options Written — (0.3)%
(4,179)	iShares MSCI EAFE ETF	(29,532,993)	54.36	09/15/23	(76,827)
	(Premiums received $1,170,136)
	Total Written Options				(207,333)
	(Premiums received $1,374,348)
	Net Other Assets and Liabilities — (0.1)%				(22,844)
	Net Assets — 100.0%				$28,926,100

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$186,398	$186,398	$—	$—
Purchased Options	28,969,879	—	28,969,879	—
Total	$29,156,277	$186,398	$28,969,879	$—

FT Cboe Vest International Equity Buffer ETF - September (YSEP)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(207,333)	$—	$(207,333)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
531,424	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$531,424
	(Cost $531,424)
	Total Investments — 0.6%	531,424
	(Cost $531,424)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 101.5%
2,810	Invesco QQQ TrustSM, Series 1	$97,785,190	$2.89	09/15/23	96,741,707
	(Cost $80,259,342)
	Put Options Purchased — 0.8%
2,810	Invesco QQQ TrustSM, Series 1	97,785,190	289.32	09/15/23	777,590
	(Cost $7,392,364)
	Total Purchased Options				97,519,297
	(Cost $87,651,706)
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (2.4)%
(2,810)	Invesco QQQ TrustSM, Series 1	(97,785,190)	368.22	09/15/23	(2,318,016)
	(Premiums received $1,712,455)
	Put Options Written — (0.4)%
(2,810)	Invesco QQQ TrustSM, Series 1	(97,785,190)	260.39	09/15/23	(356,782)
	(Premiums received $4,439,932)
	Total Written Options				(2,674,798)
	(Premiums received $6,152,387)
	Net Other Assets and Liabilities — (0.1)%				(79,476)
	Net Assets — 100.0%				$95,296,447

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$531,424	$531,424	$—	$—
Purchased Options	97,519,297	—	97,519,297	—
Total	$98,050,721	$531,424	$97,519,297	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,674,798)	$—	$(2,674,798)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
760,532	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$760,532
	(Cost $760,532)
	Total Investments — 0.5%	760,532
	(Cost $760,532)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.1%
	Call Options Purchased — 110.9%
3,400	SPDR® S&P 500® ETF Trust	$142,069,000	$3.77	09/15/23	139,863,466
3,400	SPDR® S&P 500® ETF Trust	142,069,000	377.39	09/15/23	16,468,960
	Total Call Options Purchased				156,332,426
	(Cost $142,306,303)
	Put Options Purchased — 1.2%
3,400	SPDR® S&P 500® ETF Trust	142,069,000	377.39	09/15/23	1,615,064
	(Cost $11,581,532)
	Total Purchased Options				157,947,490
	(Cost $153,887,835)
WRITTEN OPTIONS — (12.5)%
	Call Options Written — (12.2)%
(6,800)	SPDR® S&P 500® ETF Trust	(284,138,000)	405.51	09/15/23	(17,178,961)
	(Premiums received $15,368,516)
	Put Options Written — (0.3)%
(3,400)	SPDR® S&P 500® ETF Trust	(142,069,000)	320.78	09/15/23	(455,104)
	(Premiums received $4,016,090)
	Total Written Options				(17,634,065)
	(Premiums received $19,384,606)
	Net Other Assets and Liabilities — (0.1)%				(107,819)
	Net Assets — 100.0%				$140,966,138

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$760,532	$760,532	$—	$—
Purchased Options	157,947,490	—	157,947,490	—
Total	$158,708,022	$760,532	$157,947,490	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,634,065)	$—	$(17,634,065)	$—

FT Cboe Vest International Equity Buffer ETF - December (YDEC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
577,293	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$577,293
	(Cost $577,293)
	Total Investments — 0.9%	577,293
	(Cost $577,293)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 98.5%
8,958	iShares MSCI EAFE ETF	$63,306,186	$0.65	12/15/23	61,733,062
	(Cost $59,111,955)
	Put Options Purchased — 2.2%
8,958	iShares MSCI EAFE ETF	63,306,186	65.42	12/15/23	1,390,315
	(Cost $3,209,902)
	Total Purchased Options				63,123,377
	(Cost $62,321,857)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.4)%
(8,958)	iShares MSCI EAFE ETF	(63,306,186)	80.38	12/15/23	(252,181)
	(Premiums received $826,392)
	Put Options Written — (1.1)%
(8,958)	iShares MSCI EAFE ETF	(63,306,186)	58.88	12/15/23	(675,444)
	(Premiums received $1,743,885)
	Total Written Options				(927,625)
	(Premiums received $2,570,277)
	Net Other Assets and Liabilities — (0.1)%				(47,246)
	Net Assets — 100.0%				$62,725,799

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$577,293	$577,293	$—	$—
Purchased Options	63,123,377	—	63,123,377	—
Total	$63,700,670	$577,293	$63,123,377	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(927,625)	$—	$(927,625)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
911,347	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$911,347
	(Cost $911,347)
	Total Investments — 0.7%	911,347
	(Cost $911,347)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.6%
	Call Options Purchased — 107.2%
3,860	Invesco QQQ TrustSM, Series 1	$134,324,140	$2.74	12/15/23	132,789,059
	(Cost $104,536,521)
	Put Options Purchased — 1.4%
3,860	Invesco QQQ TrustSM, Series 1	134,324,140	274.25	12/15/23	1,716,291
	(Cost $9,595,753)
	Total Purchased Options				134,505,350
	(Cost $114,132,274)
WRITTEN OPTIONS — (9.2)%
	Call Options Written — (8.4)%
(3,860)	Invesco QQQ TrustSM, Series 1	(134,324,140)	348.38	12/15/23	(10,455,500)
	(Premiums received $2,794,309)
	Put Options Written — (0.8)%
(3,860)	Invesco QQQ TrustSM, Series 1	(134,324,140)	246.83	12/15/23	(975,618)
	(Premiums received $5,920,223)
	Total Written Options				(11,431,118)
	(Premiums received $8,714,532)
	Net Other Assets and Liabilities — (0.1)%				(88,069)
	Net Assets — 100.0%				$123,897,510

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$911,347	$911,347	$—	$—
Purchased Options	134,505,350	—	134,505,350	—
Total	$135,416,697	$911,347	$134,505,350	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,431,118)	$—	$(11,431,118)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,991,536	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,991,536
	(Cost $2,991,536)
	Total Investments — 0.8%	2,991,536
	(Cost $2,991,536)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.1%
	Call Options Purchased — 111.8%
9,643	SPDR® S&P 500® ETF Trust	$402,932,755	$3.84	12/15/23	395,331,127
9,643	SPDR® S&P 500® ETF Trust	402,932,755	383.28	12/15/23	49,105,539
	Total Call Options Purchased				444,436,666
	(Cost $403,955,633)
	Put Options Purchased — 2.3%
9,643	SPDR® S&P 500® ETF Trust	402,932,755	383.28	12/15/23	9,206,921
	(Cost $27,324,335)
	Total Purchased Options				453,643,587
	(Cost $431,279,968)
WRITTEN OPTIONS — (14.8)%
	Call Options Written — (13.9)%
(19,286)	SPDR® S&P 500® ETF Trust	(805,865,510)	412.60	12/15/23	(55,082,209)
	(Premiums received $48,597,720)
	Put Options Written — (0.9)%
(9,643)	SPDR® S&P 500® ETF Trust	(402,932,755)	325.79	12/15/23	(3,617,978)
	(Premiums received $11,802,717)
	Total Written Options				(58,700,187)
	(Premiums received $60,400,437)
	Net Other Assets and Liabilities — (0.1)%				(279,921)
	Net Assets — 100.0%				$397,655,015

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,991,536	$2,991,536	$—	$—
Purchased Options	453,643,587	—	453,643,587	—
Total	$456,635,123	$2,991,536	$453,643,587	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(58,700,187)	$—	$(58,700,187)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.